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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-04222

                  Morgan Stanley New York Tax-Free Income Fund
               (Exact name of registrant as specified in charter)

             1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices)(Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-762-4000

                   Date of fiscal year end: December 31, 2006

                  Date of reporting period: September 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

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MORGAN STANLEY NEW YORK TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                                                  COUPON   MATURITY
THOUSANDS                                                                                   RATE      DATE        VALUE
---------                                                                                  ------   --------   -----------
            NEW YORK TAX-EXEMPT MUNICIPAL BONDS (96.8%)
            General Obligation (1.1%)
    1,000   New York City, 2005 Ser G                                                       5.00%   12/01/26   $ 1,049,510
  -------                                                                                                      -----------
            Educational Facilities Revenue (6.2%)
      500   Hempstead Industrial Development Agency, Hofstra University
               Ser 1996 (MBIA)                                                              5.80    07/01/15       512,545
            New York State Dormitory Authority,
    2,000      City University Ser 1993 A                                                   5.75    07/01/09     2,089,680
    1,000      New York University Ser 1998 A (MBIA)                                        5.75    07/01/15     1,149,240
    2,000      State University 1993 Ser A                                                  5.25    05/15/15     2,186,140
  -------                                                                                                      -----------
    5,500                                                                                                        5,937,605
  -------                                                                                                      -----------
            Electric Revenue (6.8%)
            Long Island Power Authority,
    2,000      Ser 2000 A (FSA)                                                             0.00    06/01/18     1,258,240
    1,345      Ser 2003 C                                                                   5.50    09/01/21     1,462,499
      675      Ser 1998 A (FSA)                                                            5.125    12/01/22       699,503
    1,000      Ser 2006 B                                                                   5.00    12/01/35     1,043,990
    2,000   New York State Power Authority, Ser 2000 A                                      5.25    11/15/40     2,103,480
  -------                                                                                                      -----------
    7,020                                                                                                        6,567,712
  -------                                                                                                      -----------
            Hospital Revenue (9.9%)
    2,000   New York City Health & Hospital Corporation, Health 2003 Ser A
               (Ambac)                                                                      5.25    02/15/22     2,148,740
            New York State Dormitory Authority,
    1,000      Catholic Health Long Island - St Francis Hospital Ser 2004                   5.00    07/01/27     1,031,040
    1,000      Department of Health Refg Ser 2004                                           5.00    07/01/22     1,055,470
    2,000      Memorial Sloan-Kettering Cancer Center 2003 Ser I (MBIA)                     5.00    07/01/23     2,121,500
    1,000      Montefiore Hospital - FHA Insured Mtge Ser 2004 (FGIC)                       5.00    08/01/29     1,053,940
    2,000      Winthrop South Nassau University Health Ser 2003 B                           5.50    07/01/23     2,125,420
  -------                                                                                                      -----------
    9,000                                                                                                        9,536,110
  -------                                                                                                      -----------
            Industrial Development/Pollution Control Revenue (18.4%)
    1,000   Nassau County Tobacco Settlement Corporation, Ser 2006                          0.00#   06/01/26       900,480
            New York City Industrial Development Agency,
    1,000      Airis JFK I LLC Ser 2001A (AMT)                                              5.50    07/01/28     1,030,310
    2,000      Brooklyn Navy Yard Cogeneration Partners LP Ser 1997 (AMT)                   5.75    10/01/36     2,020,540
    1,500      IAC/Interactive Corp Ser 2005                                                5.00    09/01/35     1,527,510
    2,000      Terminal One Group Association Ser 2005 (AMT)                                5.50    01/01/24     2,164,060
    1,000   New York Counties Tobacco Trust IV, Ser 2005 A                                  5.00    06/01/45     1,009,390
    6,000   New York State Energy & Research Development Authority,
               Brooklyn Union Gas Co 1991 Ser D (AMT)                                      9.919++  07/01/26     6,376,800
    1,000   TSASC Inc, Tobacco Settlement Ser 2006-1                                       5.125    06/01/42     1,019,800
    1,500   Westchester Tobacco Asset Securitization Corporation Ser 2005                  5.125    06/01/45     1,527,225
  -------                                                                                                      -----------
   17,000                                                                                                       17,576,115
  -------                                                                                                      -----------
            Mortgage Revenue - Multi-Family (8.8%)
            New York City Housing Development Corporation,
    1,728      East Midtown - FHA Ins Sec 223                                               6.50    11/15/18     1,818,285

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
    1,780      Ruppert - FHA Ins Sec 223                                                    6.50    11/15/18     1,872,654
    4,645   New York State Housing Finance Agency, 1996 Ser A Refg (FSA)                    6.10    11/01/15     4,746,308
  -------                                                                                                      -----------
    8,153                                                                                                        8,437,247
  -------                                                                                                      -----------
            Public Facilities Revenue (10.9%)
    1,000   Montgomery County Industrial Development Agency, Hamilton Fulton
               Montgomery BOCES Ser 2004 A (XLCA)                                           5.00    07/01/34     1,044,340
            New York City Industrial Development Agency,
      500      American National Red Cross Ser 2006 (Ambac)                                 5.00    02/01/36       527,250
    1,500      Queens Baseball Stadium-Pilot Ser 2006 (Ambac)                               5.00    01/01/46     1,577,460
    1,035      Royal Charter Properties - The New York & Presbyterian Hospital
                  Parking Ser 2001 (FSA)                                                    5.25    12/15/32     1,119,684
    1,500      Yankee Stadium-Pilot Ser 2006 (FGIC)                                         5.00    03/01/46     1,576,605
            New York State Dormitory Authority,
    2,000      School District Ser 2002 E (MBIA)                                            5.50    10/01/17     2,196,220
    1,300      School District Ser 2002 C (MBIA)                                            5.25    04/01/21     1,406,535
    1,000   Puerto Rico Public Buildings Authority, Refg Ser J (Ambac)
               (Mandatory Tender 07/01/12)                                                  5.00    07/01/36     1,067,580
  -------                                                                                                      -----------
    9,835                                                                                                       10,515,674
  -------                                                                                                      -----------
            Transportation Facilities Revenue (9.5%)
    3,000   Metropolitan Transportation Authority, Dedicated Tax
               Refg Ser 2002 A (FSA)                                                        5.25    11/15/24     3,242,490
    2,000   New York State Thruway Authority, Ser G 2005 (FSA)                              5.00    01/01/28     2,124,360
            Triborough Bridge & Tunnel Authority,
      480      Ser 2001 A                                                                   5.00    01/01/32       495,283
    1,000      Refg Ser 2002 E (MBIA)                                                       5.00    11/15/32     1,040,860
    2,000   Puerto Rico Highway & Transportation Authority, Refg Ser X                      5.50    07/01/15     2,218,860
  -------                                                                                                      -----------
    8,480                                                                                                        9,121,853
  -------                                                                                                      -----------
            Water & Sewer Revenue (7.6%)
    3,000   New York City Municipal Water Finance Authority, 2001 Ser B                    5.125    06/15/31     3,137,670
    2,000   New York State Environment Facilities Corporation, Clean Water
               Ser 2003 C                                                                   5.00    07/15/23     2,122,600
    2,000   Suffolk County Industrial Development Agency, Southwest Sewer
               Ser 1994 (FGIC)                                                              6.00    02/01/08     2,064,860
  -------                                                                                                      -----------
    7,000                                                                                                        7,325,130
  -------                                                                                                      -----------
            Other Revenue (10.2%)
    2,000   Battery Park City Authority, Ser 2003A                                          5.00    11/01/24     2,126,120
            New York City Transitional Finance Authority,
    2,000      2003 Ser D (MBIA)                                                            5.25    02/01/20     2,166,000
    2,000      Refg 2003 Ser A                                                              5.50#   11/01/26     2,167,060
    2,000   New York Local Government Assistance Corporation, Ser 1993 C                    5.50    04/01/17     2,263,160
    1,000   Sales Tax Asset Receivable Corporation, 2005 Ser A (Ambac)                      5.00    10/15/29     1,058,660
  -------                                                                                                      -----------
    9,000                                                                                                        9,781,000
  -------                                                                                                      -----------
            Refunded (7.4%)
    2,345   New York State Dormitory Authority, Suffolk County Judicial                    7.375    07/01/16     2,821,316
               Ser 1986 (ETM)
    4,000   Puerto Rico Infrastructure Financing Authority, 2000 Ser A (ETM)               5.375    10/01/24     4,293,600
  -------                                                                                                      -----------
    6,345                                                                                                        7,114,916
  -------                                                                                                      -----------
   88,333   TOTAL NEW YORK TAX-EXEMPT MUNICIPAL BONDS (Cost $87,425,630)                                        92,962,872
  -------                                                                                                      -----------

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
            SHORT-TERM NEW YORK TAX-EXEMPT MUNICIPAL OBLIGATIONS (2.0%)
      200   Nassau County Industrial Development Agency, Cold Spring Harbor
               Laboratory Ser 1999 (Demand 10/02/06)                                        3.87*   01/01/34       200,000
    1,050   New York City Industrial Development Agency, Lycee Francais
               (Demand 10/02/06)                                                            3.86*   06/01/32     1,050,000
      700   New York City Municipal Water Finance Authority, 2000 Ser C
               (Demand 10/02/06)                                                            3.76*   06/15/33       700,000
  -------                                                                                                      -----------
    1,950   TOTAL SHORT-TERM NEW YORK TAX-EXEMPT MUNICIPAL OBLIGATIONS (Cost $1,950,000)                         1,950,000
  -------                                                                                                      -----------
  $90,283   TOTAL INVESTMENTS (Cost $89,375,630) (a)                                        98.8%               94,912,872
  =======
            OTHER ASSETS IN EXCESS OF LIABILITIES                                            1.2                 1,180,012
                                                                                           -----               -----------
            NET ASSETS                                                                     100.0%              $96,092,884
                                                                                           =====               ===========

----------
AMT  Alternative Minimum Tax.

ETM   Escrowed to maturity.

FHA   Federal Housing Administration.

*     Current coupon of variable rate demand obligation.

# Security is a "step up" bond where the coupon increases on a predetermined future date.

++ Current coupon rate for inverse floating rate municipal obligation. This rate resets periodically as the auction rate on the related security changes. Positions in inverse floating rate municipal obligations have total value of $6,376,800 which represents 6.6 % of net assets.

(a) The aggregate cost for federal income tax purposes is $89,300,774. The aggregate gross and net unrealized appreciation is $5,612,098.

Bond Insurance:

Ambac Ambac Assurance Corporation.

FGIC  Financial Guaranty Insurance Company.

FSA   Financial Security Assurance Inc.

MBIA  Municipal Bond Investors Assurance Corporation.

XLCA  XL Capital Corporation.

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ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.


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                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley New York Tax-Free Income Fund


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
November 21, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
November 21, 2006


/s/ Francis Smith
-------------------------------------
Francis Smith
Principal Financial Officer
November 21, 2006


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